Intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Intangible Assets

The following tables summarize intangible assets by categories for the periods presented:

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life
Customer relationships	$15,600	$(6,304)	9,296	4.0 years
Developed technology	25,821	(12,133)	13,688	4.0 years
Software	18,208	(7,737)	10,471	5.0 years
Brand and domain names and other intangibles	9,867	(2,418)	7,449	6.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$69,799	$(28,592)	41,207

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life
Customer relationships	$26,204	$(9,971)	$16,233	4.2 years
Developed technology	42,878	(19,443)	23,435	4.7 years
Software	23,687	(11,748)	11,939	4.5 years
Brand and domain names and other intangibles	11,046	(3,379)	7,667	5.3 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$104,118	$(44,541)	$59,577

Future Amortization Expense for Intangible Assets

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2013, is estimated as follows:

2014	$19,961
2015	15,832
2016	11,385
2017	7,578
2018	3,814
Thereafter	704

Total	$59,274